Revenue and segmental reporting, Revenue by region based on the location of the customer (Details)	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)
Revenue recognitions [Abstract]
Total revenue from sale of therapies	£ 116,809,000	£ 3,010,000		£ 0
Total deferred revenue	24,450,000	21,128,000	$ 17,089,000
United States [Member]
Revenue recognitions [Abstract]
Total revenue from sale of therapies	80,448,000	0		0
Europe [Member]
Revenue recognitions [Abstract]
Total revenue from sale of therapies	35,490,000	3,010,000		0
Rest of World [Member]
Revenue recognitions [Abstract]
Total revenue from sale of therapies	£ 871,000	£ 0		£ 0